INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Inventories [Abstract]
Raw materials and spare parts inventories	$ 165,527	$ 251,700
Work in progress	57,938	77,726
Finished goods	865,976	896,514
Inventories, total	$ 1,089,441	$ 1,225,940